Other Expenses	6 Months Ended
Sep. 30, 2020
Text block [abstract]
Other Expenses
1 5	OTHER EXPENSES
Other expenses for the six months ended September 30, 2020 and 2019 consisted of the following:

	For the six months ended September 30,
	2020	2019
	(In millions)
Cost of operating leases	¥12,617	¥13,245
Cost related to disposal of assets leased	505	—
Cost related to IT solution services and IT systems	42,567	44,810
Losses on disposal of property, plant and equipment, and other intangible assets	463	762
Impairment losses of property, plant and equipment	3,983	1,436
Losses on sale of investments in subsidiaries and associates	320	—
Impairment losses of investments in associates and joint ventures (1)	13,427	116,497
Others	18,387	19,897

Total other expenses	¥92,269	¥196,647

(1)
For the six months ended September 30, 2020 and 2019, the Group recognized impairment losses of ¥13,427 million and
¥106,348
million, respectively, on investments in associates and joint ventures, due to the decline in the stock price of its equity-method associate, The Bank of East Asia, Limited.